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June 24, 2021
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Re: Confidential Draft Registration Statement on Form 20-F of OceanPal Inc.
Ladies and Gentlemen:
On behalf of OceanPal Inc., a Marshall Islands corporation (the “Company”), we submit herewith the Company’s draft Registration Statement on Form 20-F (the “Draft Registration Statement”). This letter and the Draft Registration Statement are being provided to the Staff for non-public, confidential review prior to public filing via EDGAR in accordance with Title I of the Jump Start Our Business Startups (JOBS) Act. The Company had less than $1.0 billion in revenue during the last fiscal year, as is disclosed in the Draft Registration Statement, and thus the Company qualifies as an “emerging growth company” as defined under the JOBS Act.
The Draft Registration Statement relates to the distribution (the “Distribution”) by Diana Shipping Inc., a Marshall Islands corporation (“Diana”) and the sole shareholder of the Company, of all of the outstanding common shares of the Company held by Diana.
The carve-out financial statements in this registration statement include combined carve-out financial statements of three of Diana’s vessel-owning subsidiaries for the fiscal years ended December 31, 2020 and 2019. Pursuant to Section 71003 of the Fixing America’s Surface Transportation (FAST) Act, the Company has elected to omit from the Draft Registration Statement interim financial information that it reasonably believes will not be required at the time of the Distribution in 2021.
The Company also intends to file publicly via EDGAR its Registration Statement on Form 20-F at least 15 days prior to the effective date.
The Draft Registration Statement contemplates that certain agreements and arrangements have been entered into, and the Company will make any necessary amendments to the extent such agreements and arrangements are not entered into prior to publicly filing its Registration Statement on EDGAR. The Company is in the process of preparing the exhibits to the Draft Registration Statement at this time and will submit exhibits, to the extent they are available, in a subsequent submission following receipt of the Staff’s comments.
If you have any questions or comments concerning the enclosed, please feel free to telephone the undersigned at (212) 574-1265.
Very truly yours,

SEWARD & KISSEL LLP

By: /s/ Edward S. Horton
Name: Edward S. Horton